Income Taxes - Deferred Income Taxes, Balance Sheet Location (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Net deferred tax liability	$ (96,708)	$ (93,802)
Other current assets
Income Tax Disclosure [Line Items]
Net deferred tax liability	4,557	6,659
Investments and other assets, net
Income Tax Disclosure [Line Items]
Net deferred tax liability	3,100	3,218
Deferred tax liabilities
Income Tax Disclosure [Line Items]
Net deferred tax liability	$ (104,365)	$ (103,679)